1. Introduction, basis of presentation of the consolidated financial statements and other information (Details 1) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Equity Reconciliation [Abstract]
Shareholders' equity before IFRS 9 adjustments - 12/31/2017	R$ 87,087,601
Allowance for loan losses	(2,149,051)
Provision for contingent liabilities	(674,513)
Remeasurement of assets arising from the new categories	17,806
Others	237,867
Income taxes and deferred social contribution	1,026,066
Shareholders' equity after IFRS 9 adjustments - 01/01/2018	R$ 85,545,776